LAND USE RIGHTS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of LAND USE RIGHTS [Abstract]
Disclosure of detailed information about intangible assets [text block]
The Company’s land use rights are under medium-term leases in the PRC, and are analyzed for reporting purposes as follows:

	2017	2016
	RMB’000	RMB’000
Cost
At December 31, 2017 and 2016	32,619	32,619
Accumulated amortization
At beginning of the year	(4,398)	(4,029)
Amortization	(143)	(369)
At end of the year	(4,541)	(4,398)

Impairment
At beginning of the year	(22,301)	(12,781)
Impairment for the year	(1,413)	(9,520)

At end of the year	(23,714)	(22,301)

Carrying amount
At December 31, 2017 and 2016	4,364	5,920